Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Uni-Fuels Holdings Limited
Entity Central Index Key	0002021688
Entity Address, Address Line One	15 Beach Road
Entity Address, Address Line Two	Beach Centre #05-07
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	189677